Taxes - Schedule of detailed information about changes in deferred income tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 22,075	$ 7,495
Net deferred income tax asset	22,075	7,495	$ 4,596
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	45,366
Brazil [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	18,619	4,240
Brazil [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	28,493	18,148
Brazil [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	1,235	1,694
Brazil [Member] | Transitional tax regime [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(6,985)	(11,806)
Brazil [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(4,124)	(3,796)
Canada [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	3,433	3,252
U.S. [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax asset	23	3
U.S. [Member] | Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	1,038	1,207
U.S. [Member] | Mine properties, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax liabilities	(1,038)	(1,207)
U.S. [Member] | Provisions and other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax assets	$ 23	$ 3